Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Advantage U.S. Total Market Fund, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 15, 2017
Document Creation Date	dei_DocumentCreationDate	Dec. 11, 2017